Leases and Other Commitments - Schedule of Supplemental Cash Flow (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Leases and Other Commitments [Line Items]
Cost of operating leases	$ 27	$ 20
Cash paid for operating leases	22	22
Operating lease assets obtained in exchange for operating lease liabilities	$ 43	$ 167
Weighted average remaining lease term in years	11 years 3 months 18 days		13 years 8 months 12 days
Weighted average discount rate	7.30%		7.50%
The Flash Business of Western Digital Corporation [Member]
Leases and Other Commitments [Line Items]
Cost of operating leases			$ 29	$ 21	$ 22
Cash paid for operating leases			30	14	10
Operating lease assets obtained in exchange for operating lease liabilities			$ 167	$ 3	107
Weighted average remaining lease term in years			13 years 8 months 12 days	7 years 9 months 18 days
Weighted average discount rate			7.50%	3.00%
Operating Lease, Right-of-Use Asset, Periodic Reduction			$ 71	$ 0	$ 0